Guarantees - Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Guarantor Obligations [Line Items]
Carrying value of obligation		$ 141	$ 145
Maximum exposure to loss, Expires in one year or less		21,100	16,281
Maximum exposure to loss, Expires after one year through three years		8,507	8,342
Maximum exposure to loss, Expires after three years through five years		6,941	6,477
Maximum exposure to loss, Expires after five years		9,165	17,477
Maximum exposure to loss		45,713	48,577
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		$ 45,713	48,577
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Description of guarantees given by registrant		The Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,699,141	1,757,958
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		20,268	20,336
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		20,268	20,336
Written options [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		23,400	17,200
Guarantees Obligations Textual [Abstract]
Carrying value of obligation (asset)		15	(280)
Maximum exposure for loss		23,400	17,200
Maximum exposure to loss, Expires in three years or less		21,300	16,700
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		112	119
Maximum exposure to loss, Expires in one year or less		14,014	13,816
Maximum exposure to loss, Expires after one year through three years		4,694	5,260
Maximum exposure to loss, Expires after three years through five years		3,058	1,572
Maximum exposure to loss, Expires after five years		53	460
Maximum exposure to loss		21,819	21,108
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		21,819	21,108
Standby letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,071	6,939
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		7,071	6,939
Direct pay letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		13	6
Maximum exposure to loss, Expires in one year or less		1,593	1,597
Maximum exposure to loss, Expires after one year through three years		2,734	2,137
Maximum exposure to loss, Expires after three years through five years		465	1,283
Maximum exposure to loss, Expires after five years		5	4
Maximum exposure to loss		4,797	5,021
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		4,797	5,021
Direct pay letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,283	1,373
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		1,283	1,373
Loans and LHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		16	20
Maximum exposure to loss, Expires in one year or less		322	71
Maximum exposure to loss, Expires after one year through three years		1,078	943
Maximum exposure to loss, Expires after three years through five years		3,408	3,610
Maximum exposure to loss, Expires after five years		8,906	8,650
Maximum exposure to loss		13,714	13,274
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		13,714	13,274
Loans and LHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		11,399	11,268
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		11,399	11,268
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		0	0
Maximum exposure to loss, Expires in one year or less		4,623	0
Maximum exposure to loss, Expires after one year through three years		0	0
Maximum exposure to loss, Expires after three years through five years		0	0
Maximum exposure to loss, Expires after five years		0	8,100
Maximum exposure to loss		4,623	8,100
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		4,623	8,100
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		0	0
Maximum exposure to loss, Expires in one year or less		548	797
Maximum exposure to loss, Expires after one year through three years		1	2
Maximum exposure to loss, Expires after three years through five years		10	12
Maximum exposure to loss, Expires after five years		201	263
Maximum exposure to loss		760	1,074
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		760	1,074
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		515	756
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		515	756
Third party clearing indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		157	216
Collateral provided to third-party clearing agents		1,300	2,300
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		157	216
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Guarantees Obligations Textual [Abstract]
Liabilities		948	$ 1,200
Debit and credit card [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		759,600
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		$ 759,600

[1]	Our consolidated liabilities at December 31, 2022 and 2021, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $0 million and $149 million; All other liabilities, $201 million and $259 million; and Total liabilities, $201 million and $408 million, respectively.